PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Electronic equipment and others	19,618	19,489	2,670
Less: accumulated depreciation	(13,449)	(16,013)	(2,194)
Property and equipment, net	6,169	3,476	476

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 was RMB4,130 thousand, RMB4,065 thousand and RMB3,466 thousand (US$475 thousand), respectively.